Notes and Amounts Receivable for Equity Issued	12 Months Ended
Dec. 31, 2024
Notes And Amounts Receivable For Equity Issued
Notes and Amounts Receivable for Equity Issued

13.	Notes and Amounts Receivable for Equity Issued

	December 31, 2024	December 31, 2023
Notes receivable	$90,425	$97,907
Amounts receivable	-	15,402
	$90,425	$113,309

The notes receivable bear interest at 5%.

The amounts receivable are non-interest bearing and due on demand.

The following is a continuity of the Company’s notes and other receivables:

	Notes receivable	Amounts receivable	Total
Balance, December 31, 2021	$1,158,832	$34,809	$1,193,641
Additions	-	51,659	51,659
Repayments	(136,611)	(24,528)	(161,139)
Write-off	(22,099)	-	(22,099)
Balance, December 31, 2022	$1,000,122	$61,940	$1,062,062
Repayments	(297,678)	(36,228)	(333,906)
Settled through RSU repurchase (Note 18)	(604,537)	-	(604,537)
Write-off	-	(10,310)	(10,310)
Balance, December 31, 2023	$97,907	$15,402	$113,309
Additions	-	2,800	2,800
Repayments	(7,482)	(14,230)	(21,712)
Write-off		(3,972)	(3,972)
Balance, December 31, 2024	$90,425	$-	$90,425

During the year ended December 31, 2024, the interest income totaled $4,408 (2023 - $16,373 and 2022 - $52,502). During the year ended December 31, 2024, the Company recorded a $15,439 (2023 - $Nil and 2022 - $46,176) loss on the write-off of notes and other receivables related to the write-off of interest accrued. As at December 31, 2024, accrued interest of $24,519 (December 31, 2023 – $44,262) was included in amounts receivable (Note 3).